Employee benefit obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Best estimate of contributions expected to be paid to defined benefit schemes	$ 8	$ 1
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (19)	(41)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 22	47
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (9)	(15)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 9	16
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (10)	(20)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 11	21
Impact of increasing the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 7	$ 14